Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (299,081)	$ (144,609)	$ (621,867)	$ (179,858)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	198	11	209
Amortization of discount on convertible note	22,465	2,877	27,535
Amortization of deffered equity consideration			52,083
Amortization of deferred customer acquisition costs	62,500
Change in fair market value of derivative liabilities	(10,529)	(7,265)	(10,000)
Stock based compensation	147,250	67,950	294,450	117,800
Gains on sales of marketable securities	(38,117)
Change in operating assets and liabilities:
Increase in prepaid expenses				(5,000)
Increase in prepaid assets		(1,500)
Increase in accounts receivable	(33,190)	(12)	(56,684)	(1,142)
Increase in accounts payable and accrued expenses	35,479	3,659	69,743
Increase in amounts due shareholders	27,319
Net cash used in operating activities	(85,706)	(78,889)	(244,531)	(68,200)
Cash flows from investing activities:
Proceeds from sales of marketable securities	77,081
Purchase of computer equipment	(1,939)	(1,188)	(1,188)
Payment of patent cost	(1,450)		(5,650)
Net cash used in investing activities	73,702	(1,188)	(6,838)
Cash flows from financing activities:
Proceeds from sale of common stock		155,000	255,000	15,500
Proceeds from issuance of convertible note		5,000	50,000
Advances from (repayments to) stockholder		(1,748)	(13,748)	56,584
Issuance of notes payable related party				5,050
Repayments on notes payable, related party	(7,500)			(8,350)
Net cash provided by financing activities	(7,500)	203,252	291,252	68,784
Net (decrease) increase in cash and cash equivalents	(19,504)	123,175	39,883	584
Cash and cash equivalents, beginning	40,618	735	735	151
Cash and cash equivalents, ending	21,114	123,910	40,618	735
Cash paid for interest
Cash paid for income taxes
Schedule of Non-Cash Investing and Financing Activities
Issuance of common stock for prepaid consulting fees		50,000	50,000
Patent costs included in accounts payable	4,125	32,500	1,850
Issuance of common stock for parent rights			25,000
Issuance of common stock for customer assignment agreement			$ 125,000